Loans and Borrowings - Summary of Loans and Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current
Bank loans	$ 88	$ 55
Term loan	456	1,041
Lease liabilities	124	152
Non-current borrowings	668	1,248
Current
Bank loans	67	63
Term loan	20	20
Lease liabilities	38	34
Current borrowings	$ 125	$ 117